Earnings per share (Details 1)		12 Months Ended
		Mar. 31, 2022 ₨ / shares shares	Mar. 31, 2022 $ / shares shares	Mar. 31, 2021 ₨ / shares shares	Mar. 31, 2020 ₨ / shares shares
Diluted earnings per share [abstract]
Weighted average number of equity shares – Basic		165,882,697	165,882,697	165,844,340	165,758,384
Dilutive effect of stock options outstanding	[1]	455,937	455,937	471,701	323,601
Weighted average number of equity shares – Diluted		166,338,634	166,338,634	166,316,041	166,081,985
Earnings per share of par value Rs.5 - Diluted | (per share)		₨ 141.69	$ 1.87	₨ 103.65	₨ 117.4

[1]	As of March 31, 2022, 2021 and 2020, 13,284, 235,460 and 475,575 options, respectively, were excluded from the diluted weighted average number of equity shares calculation because their effect would have been anti-dilutive. The average market value of the Company’s shares for the purpose of calculating the dilutive effect of stock options was based on quoted market prices for the year during which the options were outstanding.